Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
							Value of Initial Fixed $100 Investment Based On			Company Selected Measure (CSM):
Year	Summary Compensation Table Total for First CEO (PEO) (1)	Summary Compensation Table Total for Second CEO (PEO) (2)	Compensation Actually Paid to First CEO (CAP) (3)	Compensation Actually Paid to Second CEO (CAP) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Company Total Shareholder Return (TSR) (6)	Peer Group TSR (7)	Net Income (in Millions) (8)	Return on Average Assets (9)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)
2025	0	1,965,115	0	2,070,937	817,072	850,229	131.87	160.37	(150.48)	(2.06)
2024	0	1,640,847	0	1,901,962	839,172	951,386	104.69	132.44	35.43	0.45
2023	1,993,309	1,110,057	2,159,459	1,178,271	560,562	564,155	100.47	100.70	27.98	0.36
2022	1,328,910	N/A	991,735	N/A	648,922	550,248	63.12	81.23	93.41	1.24
2021	1,402,359	N/A	1,697,391	N/A	660,875	787,483	138.19	144.69	87.09	1.34

Company Selected Measure Name	Return on Average Assets
Peer Group Issuers, Footnote	Peer Group TSR the SNL Micro Cap Bank Index is illustrated.
Adjustment To PEO Compensation, Footnote

	Compensation Actually Paid to First CEO
PEO	Year	Salary (A)	Stock Awards (B)	Non–Equity Incentive Plan Compensation (C)	All Other Compensation (D)	SCT Total (E)	Deductions from SCT Total (F)	Additions to SCT Total (G)	CAP
	($)	($)	($)	($)	($)	($)	($)	($)	($)
	2025	—	—	—	—	—	—	—	—
	2024	—	—	—	—	—	—	—	—
	2023	342,118	844,977	—	806,214	1,993,309	(844,977)	1,011,127	2,159,459
	2022	635,000	419,969	190,500	83,441	1,328,910	(419,969)	82,794	991,735
	2021	605,000	284,980	438,625	73,754	1,402,359	(284,980)	580,012	1,697,391

	Compensation Actually Paid to Second CEO
PEO	Year	Salary (A)	Stock Awards (B)	Non–Equity Incentive Plan Compensation (C)	All Other Compensation (D)	SCT Total (E)	Deductions from SCT Total (F)	Additions to SCT Total (G)	CAP
	($)	($)	($)	($)	($)	($)	($)	($)	($)
	2025	685,000	569,973	601,088	109,054	1,965,115	(569,973)	675,795	2,070,937
	2024	600,000	549,996	405,000	85,851	1,640,847	(549,996)	811,111	1,901,962
	2023	580,769	299,981	176,771	52,536	1,110,057	(299,981)	368,195	1,178,271

(A)
The dollar amounts in the “Salary” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Salary” column of the CTSCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(B)
The dollar amounts in the “Stock Awards” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Stock Awards” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(C)
The dollar amounts in the “Non-Equity Incentive Plan Compensation” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Non-Equity Incentive Plan Compensation” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(D)
The dollar amounts in the “All Other Compensation” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “All Other Compensation” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(E)
The dollar amounts in the “SCT Total” columns are the amounts reported for Mr. Dwight and Mr. Prame for each corresponding year in the “Total” column of the SCT, as set forth in the proxy statement covering the corresponding year, as filed with the SEC.

(F)
The dollar amounts in the “Deductions from SCT Total” columns are the total of the amounts reported for Mr. Dwight and Mr. Prame in the “Stock Awards” and “Option Awards” columns, as applicable, in the SCT for the applicable year.

(G)
The dollar amounts in the “Additions to SCT Total” column reflect the addition (or subtraction, as applicable) of the following equity award adjustments for Mr. Dwight and Mr. Prame for the applicable year: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 817,072	$ 839,172	$ 560,562	$ 648,922	$ 660,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 850,229	951,386	564,155	550,248	787,483
Adjustment to Non-PEO NEO Compensation Footnote

	Compensation Actually Paid to Non–PEO
Average Non-PEO	Year	Salary	Stock Awards	Non-Equity Incentive Plan Compensation	All Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
	($)	($)	($)	($)	($)	($)	($)	($)	($)
	2025	370,295	165,093	211,302	70,381	817,072	(165,093)	198,251	850,229
	2024	308,903	279,600	109,489	141,180	839,172	(279,600)	391,814	951,386
	2023	312,682	133,020	55,450	59,410	560,562	(133,020)	136,613	564,155
	2022	283,549	253,466	69,707	42,200	648,922	(253,466)	154,792	550,248
	2021	322,072	128,829	154,413	55,561	660,875	(128,829)	255,437	787,483

Total Shareholder Return Amount	$ 131.87	104.69	100.47	63.12	138.19
Peer Group Total Shareholder Return Amount	160.37	132.44	100.70	81.23	144.69
Net Income (Loss) Available to Common Stockholders, Basic	$ (150,480,000)	$ 35,430,000	$ 27,980,000	$ 93,410,000	$ 87,090,000.00
Company Selected Measure Amount	(0.0206)	0.0045	0.0036	0.0124	0.0134
Additional 402(v) Disclosure
Amounts reported in this column and others related to the "First CEO" are for Craig M. Dwight, who served as Chief Executive Officer of Horizon until his retirement from the Company on June 1, 2023. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Dwight for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) as set forth in the definitive proxy statement of Horizon covering the fiscal year indicated, as filed with the SEC.
Amounts reported in this column and others related to the "Second CEO" are for Thomas M. Prame, who succeeded Mr. Dwight as Chief Executive Officer of the Company upon Mr. Dwight's retirement. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Prame for 2025 and 2024 in the “Total” column of the Summary Compensation Table (“SCT”) as set forth in this proxy statement. See “Executive Compensation – Executive Compensation Tables – Summary Compensation Table for 2025.”
The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Mr. Dwight and Mr. Prame, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dwight and Mr. Prame during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dwight’s and Mr. Prame's total compensation for each year to determine the compensation actually paid:
The dollar amounts reported in column (d) represent the average of the amounts reported for Horizon’s named executive officers (NEOs) as a group (excluding Mr. Dwight and Mr. Prame) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Dwight and Mr. Prame) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, John R. Stewart, Mark E. Secor, Kathie E. DeRuiter, and Lynn M. Kerber; (ii) for 2024, John R. Stewart, Mark E. Secor, Kathie E. DeRuiter, Lynn M. Kerber, and Todd A. Etzler; (iii) for 2023, Mark E. Secor, Kathie A. DeRuiter, Lynn M. Kerber, and Todd A. Etzler; (iv) for 2022, Mark E. Secor, Thomas M. Prame, Kathie A. DeRuiter, and Lynn M. Kerber; and (v) for 2021, James D. Neff, Mark E. Secor, Dennis J. Kuhn, and Kathie A. DeRuiter.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Dwight and Mr. Prame), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Dwight and Mr. Prame) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Dwight and Mr. Prame) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2) above:
TSR for Horizon Bancorp, Inc. is cumulative total TSR returns on common share from S&P Global Market Intelligence, respectively for each period.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
The percentages reported represent the amount of net income reflected in the Company’s audited financial statements divided by the reported average assets for the applicable year.

Non-PEO NEO Salary	$ 370,295	$ 308,903	$ 312,682	$ 283,549	$ 322,072
Non-PEO NEO Equity Incentive Plan Compensation	165,093	279,600	133,020	253,466	128,829
Non-PEO NEO Non-Equity Incentive Compensation	211,302	109,489	55,450	69,707	154,413
Non-PEO NEO Other Compensation	$ 70,381	141,180	59,410	42,200	55,561
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Thomas M. Prame [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,965,115	1,640,847	1,110,057
PEO Actually Paid Compensation Amount	$ 2,070,937	1,901,962	1,178,271
PEO Name	Thomas M. Prame
PEO Salary	$ 685,000	600,000	580,769
PEO Equity Incentive Plan Compensation	569,973	549,996	299,981
PEO Non-Equity Incentive Compensation	601,088	405,000	176,771
PEO Other Compensation	109,054	85,851	52,536
Craig M. Dwight [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,993,309	1,328,910	1,402,359
PEO Actually Paid Compensation Amount			2,159,459	991,735	1,697,391
PEO Salary			342,118	635,000	605,000
PEO Equity Incentive Plan Compensation			844,977	419,969	284,980
PEO Non-Equity Incentive Compensation			0	190,500	438,625
PEO Other Compensation			806,214	83,441	73,754
PEO | Thomas M. Prame [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(569,973)	(549,996)	(299,981)
PEO | Thomas M. Prame [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	675,795	811,111	368,195
PEO | Craig M. Dwight [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(844,977)	(419,969)	(284,980)
PEO | Craig M. Dwight [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,011,127	82,794	580,012
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,093)	(279,600)	(133,020)	(253,466)	(128,829)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 198,251	$ 391,814	$ 136,613	$ 154,792	$ 255,437